Expenses by Nature	12 Months Ended
Dec. 31, 2020
Analysis of income and expense [abstract]
Expenses by Nature	Expenses by Nature
Expenses classified by nature are as follows:

Year ended Dec. 31	2020		2019		2018
	Fuel, carbon compliance and purchased power	Operations, maintenance and administration	Fuel, carbon compliance and purchased power	Operations, maintenance and administration	Fuel, carbon compliance and purchased power	Operations, maintenance and administration
Fuel and carbon compliance	574	—	669	—	656	—
Coal inventory writedown (Note 17)	37	—	—	—	—	—
Purchased power	163	—	246	—	210	—
Mine depreciation	144	—	119	—	136	—
Salaries and benefits	50	235	52	228	98	245
Other operating expenses	—	237	—	247	—	270
Total	968	472	1,086	475	1,100	515